Payden Low Duration Fund

Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (19%
)
1,181,358 Ally Bank Auto Credit-Linked Notes 2024-A
144A, 6.32%, 5/17/32 (a) $ 1,195
2,000,000 American Credit Acceptance Receivables Trust
2024-1 144A, 7.98%, 11/12/31 (a) 2,064
1,400,000 ARI Fleet Lease Trust 2024-B 144A, 5.26%,
4/15/33 (a) 1,421
1,500,000 ARI Fleet Lease Trust 2025-A 144A, 4.46%,
1/17/34 (a) 1,501
1,900,000 BofA Auto Trust 2024-1A 144A, 5.31%,
6/17/30 (a) 1,929
3,469,664 BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.259%), 6.60%, 9/15/35 (a)(b) 3,475
1,900,000 Capital One Prime Auto Receivables Trust 2024-
1, 4.66%, 1/15/30  1,913
2,850,000 CarMax Auto Owner Trust 2024-3, 5.67%,
1/15/31  2,903
2,300,000 CarMax Auto Owner Trust 2024-4, 5.36%,
8/15/31  2,334
8,499,272 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (a) 8,160
2,330,762 Carvana Auto Receivables Trust 2023-P5 144A,
5.62%, 1/10/29 (a) 2,346
3,150,000 Carvana Auto Receivables Trust 2024-P2,
5.33%, 7/10/29  3,176
2,000,000 Carvana Auto Receivables Trust 2025-P1,
4.55%, 5/10/30  2,006
3,760,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (a) 3,658
7,500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 7,125
7,650,000 Diamond Issuer LLC 2021-1A 144A, 2.31%,
11/20/51 (a) 7,210
1,000,000 DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a) 1,003
2,135,305 Drive Auto Receivables Trust 2025-S1 144A,
6.04%, 6/16/29 (a) 2,141
1,030,000 Enterprise Fleet Financing LLC 2023-3 144A,
6.41%, 6/20/30 (a) 1,067
5,150,000 GMF Floorplan Owner Revolving Trust 2024-4A
144A, 4.73%, 11/15/29 (a) 5,196
1,000,000 GreatAmerica Leasing Receivables Funding LLC
2025-1 144A, 4.49%, 4/16/29 (a) 998
1,600,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 1,676
359,006 HPEFS Equipment Trust 2023-1A 144A,
5.41%, 2/22/28 (a) 359
3,100,000 HPEFS Equipment Trust 2024-2A 144A,
5.36%, 10/20/31 (a) 3,118
1,000,000 Kubota Credit Owner Trust 2024-2A 144A,
5.19%, 5/15/30 (a) 1,022
1,750,000 Kubota Credit Owner Trust 2025-2A 144A,
4.57%, 11/15/30 (a) 1,762
2,002,940 LoanCore Issuer Ltd. 2021-CRE5 144A, (1
mo. Term Secured Overnight Financing Rate +
1.414%), 5.76%, 7/15/36 (a)(b) 2,004
3,000,000 M&T Equipment Notes 2025-1A 144A, 4.78%,
9/17/29 (a) 3,026
6,500,000 Nissan Master Owner Trust Receivables 2024-B
144A, 5.05%, 2/15/29 (a) 6,552
4,400,000 Onemain Financial Issuance Trust 2025-1A
144A, 4.82%, 7/14/38 (a) 4,416
Principal
or Shares Security Description
Value
(000)
2,386,884 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) $ 2,386
5,000,000 PFS Financing Corp. 2024-F 144A, 4.75%,
8/15/29 (a) 5,029
3,962,047 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (a) 3,989
1,680,918 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (a) 1,687
3,200,000 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (a) 3,208
3,500,000 Santander Bank Auto Credit-Linked Notes Series
2023-A 144A, 13.75%, 6/15/33 (a) 3,769
2,040,417 Santander Drive Auto Receivables Trust 2023-S1
144A, 8.14%, 4/18/28 (a) 2,050
3,141,115 Santander Drive Auto Receivables Trust 2024-S3
144A, 5.81%, 10/16/28 (a) 3,140
4,429,138 Santander Drive Auto Receivables Trust 2024-S2
144A, 5.80%, 12/16/28 (a) 4,428
1,330,610 Santander Drive Auto Receivables Trust 2024-S1
144A, 8.32%, 3/16/29 (a) 1,332
2,500,000 Santander Drive Auto Receivables Trust 2024-2,
5.78%, 7/16/29  2,537
1,997,128 Securitized Term Auto Receivables Trust 2025-B
144A, 5.12%, 12/29/32 (a) 1,999
2,400,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 2,349
5,000,000 Switch ABS Issuer LLC 2024-2A 144A, 5.44%,
6/25/54 (a) 5,004
4,598,438 Taco Bell Funding LLC 2016-1A 144A, 4.97%,
5/25/46 (a) 4,594
1,800,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 1,800
6,550,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 6,520
1,000,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 1,038
869,360 Westlake Automobile Receivables Trust 2021-
3A 144A, 2.12%, 1/15/27 (a) 866
4,810,000 Westlake Automobile Receivables Trust 2023-
1A 144A, 6.79%, 11/15/28 (a) 4,929
4,000,000 Wheels Fleet Lease Funding LLC 2025-1A 144A,
4.57%, 1/18/40 (a) 4,009
4,432,500 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 4,219
Total Asset Backed (Cost - $157,843)
157,638
Commercial Paper(c) (0%
)
1,500,000 Otis Worldwide Corp. , 4.54%, 8/01/25  1,500
Corporate Bond (32%
)
Financial  (19%)
2,400,000 ABN AMRO Bank NV 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.650%), 6.34%, 9/18/27 (a)(b) 2,444
3,570,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.88%, 4/01/28  3,598
930,000 Ally Financial Inc. , (Secured Overnight
Financing Rate + 1.960%), 5.74%, 5/15/29 (b) 947
2,890,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.260%), 4.73%, 4/25/29 (b) 2,916
3,345,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 0.810%), 4.35%, 7/20/29 (b) 3,339
4,025,000 Ares Strategic Income Fund 144A, 5.45%,
9/09/28 (a) 4,020

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
975,000 Arthur J Gallagher & Co. , 4.60%, 12/15/27  $ 979
4,945,000 Athene Global Funding 144A, 5.52%,
3/25/27 (a) 5,016
995,000 Aviation Capital Group LLC 144A, 4.75%,
4/14/27 (a) 996
4,000,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.950%), 5.37%, 7/15/28 (b) 4,065
4,680,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.110%), 4.62%, 5/09/29 (b) 4,701
1,470,000 Bank of New York Mellon , (U.S. Secured
Overnight Financing Rate + 1.135%), 4.73%,
4/20/29 (b) 1,486
4,660,000 Bank of Nova Scotia , (U.S. Secured Overnight
Financing Rate + 0.890%), 4.93%, 2/14/29 (b) 4,706
2,225,000 Banque Federative du Credit Mutuel SA 144A,
5.09%, 1/23/27 (a) 2,245
5,000,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  4,879
1,520,000 Blue Owl Technology Finance Corp. 144A,
3.75%, 6/17/26 (a) 1,493
4,945,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 1.450%), 4.79%, 5/09/29 (a)
(b) 4,964
285,000 BPCE SA 144A, 5.20%, 1/18/27 (a) 288
850,000 Brown & Brown Inc. , 4.70%, 6/23/28  853
2,870,000 CaixaBank SA 144A, (U.S. Secured Overnight
Financing Rate + 1.140%), 4.63%, 7/03/29 (a)
(b) 2,866
2,605,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.440%), 7.15%,
10/29/27 (b) 2,684
1,100,000 Citadel Finance LLC 144A, 5.90%, 2/10/30 (a) 1,105
4,300,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.143%), 4.64%, 5/07/28 (b) 4,305
4,685,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.870%), 4.79%, 3/04/29 (b) 4,710
1,960,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.950%), 5.43%, 3/01/28 (a)(b) 1,987
1,270,000 Franklin BSP Capital Corp. , 7.20%, 6/15/29  1,319
720,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (a) 751
2,455,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.319%), 4.94%,
4/23/28 (b) 2,470
3,860,000 HPS Corporate Lending Fund 144A, 5.30%,
6/05/27 (a) 3,861
3,045,000 Huntington National Bank , (U.S. Secured
Overnight Financing Rate + 0.720%), 4.87%,
4/12/28 (b) 3,062
1,390,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.190%), 5.04%, 1/23/28 (b) 1,401
2,515,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.98%, 7/22/28 (b) 2,540
1,915,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.860%), 4.51%, 10/22/28 (b) 1,918
4,723,000 KeyBank N.A. , 5.85%, 11/15/27  4,855
1,540,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 0.930%), 4.83%, 1/16/29 (b) 1,549
1,190,000 Manufacturers & Traders Trust Co. , (U.S. Secured
Overnight Financing Rate + 0.950%), 4.76%,
7/06/28 (b) 1,195
Principal
or Shares Security Description
Value
(000)
2,440,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.380%), 4.99%, 4/12/29 (b) $ 2,471
2,545,000 Morgan Stanley Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.930%), 4.97%,
7/14/28 (b) 2,571
2,935,000 Morgan Stanley Private Bank N.A. , (U.S. Secured
Overnight Financing Rate + 0.770%), 4.47%,
7/06/28 (b) 2,933
4,865,000 National Bank of Canada , (U.S. Secured
Overnight Financing Rate + 1.036%), 5.60%,
7/02/27 (b) 4,906
1,440,000 NatWest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.350%), 5.85%, 3/02/27 (b) 1,450
544,000 OneMain Finance Corp. , 7.13%, 3/15/26  551
935,000 OneMain Finance Corp. , 6.13%, 5/15/30  937
985,000 PNC Financial Services Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.342%), 5.30%,
1/21/28 (b) 997
3,350,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 3,269
5,215,000 Royal Bank of Canada , (U.S. Secured Overnight
Financing Rate + 0.890%), 4.50%, 8/06/29 (b) 5,220
795,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.232%), 6.12%,
5/31/27 (b) 803
4,525,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.610%), 5.47%,
3/20/29 (b) 4,600
2,850,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (a) 2,812
3,800,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,659
645,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (a) 664
685,000 Synchrony Financial , (U.S. Secured Overnight
Financing Rate + 1.395%), 5.02%, 7/29/29 (b) 685
3,885,000 Toronto-Dominion Bank , 4.86%, 1/31/28  3,927
2,950,000 Truist Bank , (U.S. Secured Overnight Financing
Rate + 0.770%), 4.42%, 7/24/28 (b) 2,946
2,440,000 U.S. Bank N.A. , (U.S. Secured Overnight
Financing Rate + 0.910%), 4.73%, 5/15/28 (b) 2,451
2,240,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600%), 6.33%, 12/22/27 (a)(b) 2,293
1,930,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.070%), 5.71%, 4/22/28 (b) 1,968
3,610,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.370%), 4.97%, 4/23/29 (b) 3,653
480,000 XHR LP 144A, 6.63%, 5/15/30 (a) 488
152,767
Industrial  (8%)
830,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (a) 852
1,020,000 AGCO Corp. , 5.45%, 3/21/27  1,028
1,595,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 1,579
1,550,000 Allison Transmission Inc. 144A, 4.75%,
10/01/27 (a) 1,535
1,000,000 Alumina Pty Ltd. 144A, 6.13%, 3/15/30 (a) 1,012
3,270,000 Amrize Finance U.S. LLC 144A, 4.70%,
4/07/28 (a) 3,287
4,465,000 ArcelorMittal SA , 6.55%, 11/29/27  4,642
760,000 Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (a) 778

Principal
or Shares Security Description
Value
(000)
1,200,000 BAE Systems PLC 144A, 5.00%, 3/26/27 (a) $ 1,211
1,900,000 Boeing Co. , 6.26%, 5/01/27  1,949
2,365,000 Carnival Corp. 144A, 4.00%, 8/01/28 (a) 2,299
795,000 Carnival Corp. 144A, 5.75%, 3/15/30 (a) 807
1,550,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.13%, 5/01/27 (a) 1,538
1,065,000 Cencora Inc. , 4.63%, 12/15/27  1,070
3,190,000 CommonSpirit Health , 6.07%, 11/01/27  3,297
2,940,000 Concentrix Corp. , 6.65%, 8/02/26  2,988
940,000 CoreWeave Inc. 144A, 9.25%, 6/01/30 (a) 945
760,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (a) 758
1,770,000 Daimler Truck Finance North America LLC
144A, 5.13%, 9/25/27 (a) 1,789
1,015,000 Daimler Truck Finance North America LLC
144A, 4.95%, 1/13/28 (a) 1,024
1,770,000 Glencore Funding LLC 144A, 5.34%, 4/04/27 (a) 1,791
1,085,000 HCA Inc. , 5.00%, 3/01/28  1,097
935,000 Hilton Domestic Operating Co. Inc. 144A,
5.88%, 4/01/29 (a) 951
4,075,000 Hyundai Capital America 144A, 4.88%,
6/23/27 (a) 4,090
1,525,000 Icon Investments Six DAC , 5.81%, 5/08/27  1,551
2,300,000 Las Vegas Sands Corp. , 5.90%, 6/01/27  2,339
1,550,000 Match Group Holdings II LLC 144A, 5.00%,
12/15/27 (a) 1,539
680,000 Meritage Homes Corp. , 5.13%, 6/06/27  684
1,650,000 Microchip Technology Inc. , 4.90%, 3/15/28  1,664
1,380,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,378
1,025,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.35%, 1/12/27 (a) 1,034
2,945,000 Regal Rexnord Corp. , 6.05%, 2/15/26  2,944
1,060,000 Rio Tinto Finance USA PLC , 4.50%, 3/14/28  1,065
1,550,000 Sirius XM Radio LLC 144A, 3.13%, 9/01/26 (a) 1,517
1,550,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (a) 1,550
1,960,000 Synopsys Inc. , 4.65%, 4/01/28  1,976
1,600,000 The Campbell's Company , 5.20%, 3/19/27  1,618
1,565,000 Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a) 1,578
64,754
Utility  (5%)
1,270,000 Alliant Energy Finance LLC 144A, 5.40%,
6/06/27 (a) 1,282
2,450,000 Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A, 5.75%,
3/01/27 (a) 2,453
3,240,000 Antero Resources Corp. 144A, 5.38%,
3/01/30 (a) 3,228
725,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (a) 752
2,303,785 Brazos Securitization LLC 144A, 5.01%,
9/01/31 (a) 2,327
1,485,000 DTE Energy Co. , 4.95%, 7/01/27  1,499
3,585,000 Energy Transfer LP , 6.05%, 12/01/26  3,648
1,505,000 EOG Resources Inc. , 4.40%, 7/15/28  1,510
3,906,000 EQT Corp. 144A, 3.13%, 5/15/26 (a) 3,851
1,610,000 Evergy Kansas Central Inc. , 4.70%, 3/13/28  1,621
2,280,000 Hess Midstream Operations LP 144A, 5.88%,
3/01/28 (a) 2,319
640,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (a) 660
5,000,000 National Fuel Gas Co. , 5.50%, 10/01/26  5,037
1,930,000 ONEOK Inc. , 5.55%, 11/01/26  1,951
Principal
or Shares Security Description
Value
(000)
745,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
9.88%, 3/15/30 (a)(d) $ 739
690,000 SM Energy Co. 144A, 6.75%, 8/01/29 (a) 691
550,000 Sunoco LP 144A, 7.00%, 5/01/29 (a) 570
1,550,000 TerraForm Power Operating LLC 144A, 5.00%,
1/31/28 (a) 1,530
1,550,000 Var Energi ASA 144A, 7.50%, 1/15/28 (a) 1,644
580,000 Vistra Operations Co. LLC 144A, 5.05%,
12/30/26 (a) 581
935,000 Vistra Operations Co. LLC 144A, 5.00%,
7/31/27 (a) 931
3,650,000 Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a) 3,704
42,528
Total Corporate Bond (Cost - $257,610)
260,049
Mortgage Backed (15%
)
2,500,000 Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.310%),
5.66%, 8/18/42 (a)(b) 2,502
2,000,000 BDS Ltd. 2021-FL9 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.814%), 6.16%,
11/16/38 (a)(b) 2,004
116,176,816 Benchmark Mortgage Trust 2018-B6, 0.39%,
10/10/51 (e) 946
4,177,357 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 5.62%,
8/19/38 (a)(b) 4,172
2,120,000 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.714%), 6.07%,
8/19/38 (a)(b) 2,112
968,828 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.064%), 5.41%, 9/15/36 (a)(b) 966
2,367,424 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.792%), 6.13%, 2/15/39 (a)(b) 2,377
4,400,000 BX Commercial Mortgage Trust 2024-GPA2
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.542%), 5.88%, 11/15/41 (a)(b) 4,417
3,600,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
6.28%, 7/15/29 (a)(b) 3,609
3,100,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.893%),
6.23%, 3/15/42 (a)(b) 3,104
4,200,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.700%),
6.00%, 7/15/44 (a)(b) 4,222
4,436,116 BXMT Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.164%),
5.51%, 5/15/38 (a)(b) 4,420
21,508,851 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (e) 630
2,306,454 Colt Mortgage Loan Trust 2024-7 144A, 5.54%,
12/26/69 (a) 2,308
2,628,745 COLT Mortgage Loan Trust 2024-6 144A,
5.39%, 11/25/69 (a) 2,628
1,900,000 COLT Mortgage Loan Trust 2025-8 144A,
5.48%, 8/25/70 (a) 1,899
4,400,000 COLT Mortgage Loan Trust 2025-6 144A,
5.53%, 8/25/70 (a) 4,400

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
102,182 Connecticut Avenue Securities Trust 2019-
HRP1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.264%), 6.61%,
11/25/39 (a)(b) $ 102
900,000 Connecticut Avenue Securities Trust 2020-
SBT1 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.764%), 8.11%,
2/25/40 (a)(b) 936
7,443,068 Connecticut Avenue Securities Trust 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 6.35%,
11/25/41 (a)(b) 7,504
4,800,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900%), 6.25%,
12/25/41 (a)(b) 4,854
2,577,120 Connecticut Avenue Securities Trust 2022-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.550%), 6.90%,
7/25/42 (a)(b) 2,640
2,700,000 Connecticut Avenue Securities Trust 2024-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 6.15%,
1/25/44 (a)(b) 2,733
2,600,000 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 6.15%,
2/25/44 (a)(b) 2,630
1,150,000 Connecticut Avenue Securities Trust 2024-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.95%,
9/25/44 (a)(b) 1,157
2,232,471 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(e) 2,236
5,135,396 Freddie Mac REMIC 5057, 1.00%, 4/15/54  4,744
3,100,000 Freddie Mac STACR REMIC Trust 2021-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.400%), 7.75%,
10/25/41 (a)(b) 3,183
1,000,000 Freddie Mac STACR REMIC Trust 2024-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.450%), 5.80%,
10/25/44 (a)(b) 1,003
427,616 Freddie Mac STACR REMIC Trust 2022-DNA7
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.500%), 6.85%,
3/25/52 (a)(b) 433
4,350,000 FS Rialto Issuer LLC 2024-FL9 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.631%), 5.98%, 10/19/39 (a)(b) 4,363
682,515 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 6.26%, 12/15/39 (a)(b) 684
1,948,832 HIH Trust 2024-61P 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.842%),
6.18%, 10/15/41 (a)(b) 1,953
2,121,449 JP Morgan Mortgage Trust 2024-NQM1 144A,
5.59%, 2/25/64 (a) 2,124
2,000,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 5.64%, 5/15/39 (a)(b) 1,949
1,728,164 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (a)(e) 1,673
Principal
or Shares Security Description
Value
(000)
1,164,897 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(e) $ 1,117
2,266,484 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (a) 2,256
4,910,654 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 4,900
1,803,619 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 1,790
1,767,445 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (a) 1,760
1,794,211 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(e) 1,789
827,624 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (a) 827
3,984,303 OBX Trust 2025-NQM6 144A, 5.60%,
3/25/65 (a) 3,992
4,850,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
0.814%), 5.16%, 3/15/36 (a)(b) 4,768
3,261,132 Provident Funding Mortgage Trust 2020-F1
144A, 2.00%, 1/25/36 (a)(e) 2,892
1,134,017 Verus Securitization Trust 2024-R1 144A,
5.22%, 9/25/69 (a)(e) 1,128
1,796,609 Verus Securitization Trust 2025-4 144A, 5.45%,
5/25/70 (a) 1,795
2,950,000 Wells Fargo Commercial Mortgage Trust 2024-
MGP 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.939%), 7.28%, 8/15/41 (a)
(b) 2,956
Total Mortgage Backed (Cost - $127,142)
125,587
Municipal (1%
)
1,575,000 California Earthquake Authority A, 5.60%,
7/01/27  1,591
9,329,830 Texas Natural Gas Securitization Finance Corp. ,
5.10%, 4/01/35  9,490
Total Municipal (Cost - $10,905)
11,081
U.S. Treasury (31%
)
72,240,000 U.S. Treasury Note , 3.50%, 9/30/26  71,727
6,305,000 U.S. Treasury Note , 4.13%, 10/31/26  6,305
4,405,000 U.S. Treasury Note , 4.25%, 11/30/26  4,414
32,835,000 U.S. Treasury Note , 4.25%, 12/31/26  32,917
3,880,000 U.S. Treasury Note , 4.63%, 6/15/27  3,926
49,735,000 U.S. Treasury Note , 3.75%, 6/30/27  49,552
6,020,000 U.S. Treasury Note , 3.75%, 8/15/27  5,998
12,475,000 U.S. Treasury Note , 3.38%, 9/15/27  12,339
28,655,000 U.S. Treasury Note , 3.75%, 5/15/28  28,556
32,270,000 U.S. Treasury Note , 3.88%, 6/15/28  32,269
7,430,000 U.S. Treasury Note , 3.88%, 7/15/28  7,428
Total U.S. Treasury (Cost - $255,895)
255,431
Investment Company (2%
)
14,789,706 Payden Cash Reserves Money Market Fund *
(Cost - $14,790)
14,790
Total Investments (Cost - $825,685) (100%)
826,076
Liabilities in excess of Other Assets (0%)
(1,867)
Net Assets (100%) $ 824,209
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.

(c) Yield to maturity at time of purchase.
(d) All or a portion of these securities are on loan. At July 31, 2025, the total market value of the Fund’s securities on loan is $739 and the total market value of the collateral held by the Fund is $782. Amounts in 000s.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 1,314 Sep-25 $ 271,977 $ (245) $ (245)